August 10, 2007

Supplement

SUPPLEMENT DATED AUGUST 10, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY UTILITIES FUND
Dated April 30, 2007

The second, third, fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Fund — Fund Management’’ are hereby deleted and replaced with the following:

The Fund is managed within the Sector Funds team. The team consists of portfolio managers and analysts. The current member of the team primarily responsible for the day-to-day management and the execution of the overall strategy of the Fund is Mary Jayne Maly, a Managing Director of the Investment Adviser.

Ms. Maly has been associated with the Investment Adviser in an investment management capacity since November 1992 and began managing the Fund in January 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT

August 10, 2007

Supplement

SUPPLEMENT DATED AUGUST 10, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY UTILITIES FUND
Dated April 30, 2007

The first and third paragraphs of the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’ are hereby deleted.

The section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers’’ with reference to Edward F. Gaylor and Steven K. Kreider are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.